Cover	Jun. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2022
Entity File Number	001-37899
Entity Registrant Name	SCWORX CORP.
Entity Central Index Key	0001674227
Entity Tax Identification Number	47-5412331
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	590 Madison Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	844
Local Phone Number	472-9679
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	WORX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false